Net Income Per Share - Computation of Basic and Diluted Net Income Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to ordinary shareholders	¥ 1,100,460	$ 150,761	¥ 1,065,945	¥ 819,752
Denominator:
Weighted average number of ordinary shares outstanding—basic	331,403,936	331,403,936	328,523,952	348,048,245
Numerator:
Net income attributable to ordinary shareholders	¥ 1,100,460	$ 150,761	¥ 1,065,945	¥ 819,752
Interest expense associated with convertible notes reversed | ¥	5,695		73,807	46,903
Net income attributable to ordinary shareholders for calculating diluted net income per share | ¥	¥ 1,106,155		¥ 1,139,752	¥ 866,655
Denominator:
Weighted average number of ordinary shares outstanding—basic	331,403,936	331,403,936	328,523,952	348,048,245
Ordinary shares issuable upon the conversion of convertible notes using the if—converted method	1,695,160	1,695,160	28,237,965	42,857,143
Weighted average number of ordinary shares outstanding—diluted	339,261,349	339,261,349	359,820,982	392,756,821
Net income per share attributable to ordinary shareholders—diluted | ¥ / shares	¥ 3.24		¥ 3.17	¥ 2.21
Ordinary shares
Denominator:
Net income per share attributable to ordinary shareholders—basic | (per share)	3.32	$ 0.45	3.24	2.36
Denominator:
Net income per share attributable to ordinary shareholders—diluted | (per share)	¥ 3.24	$ 0.44	¥ 3.17	¥ 2.21
Employee Stock Option
Denominator:
Ordinary shares issuable of outstanding using the treasury stock method	3,379,947	3,379,947	2,838,399	1,792,478
Restricted Share Units
Denominator:
Ordinary shares issuable of outstanding using the treasury stock method	4,477,466	4,477,466	220,666	58,955